Share-Based Compensation (Schedule Of Valuation Assumptions Due) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Current price	$ 11.96	[1]	$ 20.53	[1]	$ 16.50
Outstanding, Weighted-average base value	$ 6.22	[2]	$ 5.82	[2]	$ 5.54	$ 5.39
Expected volatility	37.30%	[3]	38.00%	[3]
Dividend yield	2.00%		1.20%
Risk-free interest rate	0.40%		0.80%

[1]	Equal to the quoted market price per share at the end of the year.
[2]	As adjusted as a result of the stock split discussed in Note 22.
[3]	Based on implied volatility of the Company's class A shares.